UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05199
Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Small Cap Value Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 42	0.86% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 422,161,968
Total number of portfolio holdings	224
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables be
lo
w show the in
vest
ment makeup of the Fund repres
ente
d as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund
's portfolio composition is subject to change.
Top Holdings
Essent Group Ltd.	1.4%
Kirby Corp.	1.4%
JBT Marel Corp.	1.2%
UFP Industries, Inc.	1.2%
National Fuel Gas Co.	1.2%
Macerich Co. (The)	1.1%
Gates Industrial Corp. PLC	1.1%
Teleflex, Inc.	1.0%
Moog, Inc., Class A	1.0%
Vontier Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Small Cap Value Fund | Class 1

|

SSR7024_01_12_D01_(08/25)

Columbia Variable Portfolio – Small Cap Value Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the r
e
porting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 54	1.11% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 422,161,968
Total number of portfolio holdings	224
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represen ted as a
percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise note
d. The
Fund's portfolio composition is subject t
o c
hange.
Top Holdings
Essent Group Ltd.	1.4%
Kirby Corp.	1.4%
JBT Marel Corp.	1.2%
UFP Industries, Inc.	1.2%
National Fuel Gas Co.	1.2%
Macerich Co. (The)	1.1%
Gates Industrial Corp. PLC	1.1%
Teleflex, Inc.	1.0%
Moog, Inc., Class A	1.0%
Vontier Corp.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, ho ldings, feder
al tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Small Cap Value Fund | Class 2

|

SSR7024_02_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Small Cap Value Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Small Cap Value Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 3.2%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	59,660	948,594
Entertainment 0.6%
Gaia, Inc.(a)	173,853	763,215
Playstudios, Inc.(a)	608,317	796,895
Vivid Seats, Inc., Class A(a)	410,960	694,522
Total		2,254,632
Interactive Media & Services 0.3%
Webtoon Entertainment, Inc.(a)	152,281	1,382,712
Media 1.1%
Cable One, Inc.	6,274	852,072
Ibotta, Inc.(a)	59,456	2,176,090
Integral Ad Science Holding Corp.(a)	209,330	1,739,532
Total		4,767,694
Wireless Telecommunication Services 1.0%
Telephone and Data Systems, Inc.	114,776	4,083,730
Total Communication Services		13,437,362
Consumer Discretionary 10.2%
Automobile Components 1.1%
Gentherm, Inc.(a)	61,983	1,753,499
Visteon Corp.(a)	31,640	2,952,012
Total		4,705,511
Automobiles 0.4%
Winnebago Industries, Inc.	53,140	1,541,060
Broadline Retail 0.7%
Savers Value Village, Inc.(a)	303,320	3,093,864
Distributors 0.3%
A-Mark Precious Metals, Inc.	50,260	1,114,767
Educational Development Corp.(a)	110,425	146,865
Total		1,261,632
Diversified Consumer Services 0.7%
American Public Education, Inc.(a)	56,788	1,729,763
Kindercare Learning Cos, Inc.(a)	108,992	1,100,819
Total		2,830,582
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.8%
Beazer Homes USA, Inc.(a)	48,410	1,082,932
Cavco Industries, Inc.(a)	3,918	1,702,097
Century Communities, Inc.	34,060	1,918,259
Hamilton Beach Brands Holding Co.	78,672	1,407,442
Helen of Troy Ltd.(a)	45,020	1,277,668
Hooker Furnishings Corp.	63,110	667,704
Legacy Housing Corp.(a)	76,394	1,731,088
Lifetime Brands, Inc.	168,435	859,018
Universal Electronics, Inc.(a)	158,668	1,050,382
Total		11,696,590
Leisure Products 1.5%
Malibu Boats, Inc., Class A(a)	41,565	1,302,647
Polaris, Inc.	73,863	3,002,531
Topgolf Callaway Brands Corp.(a)	260,610	2,097,911
Total		6,403,089
Specialty Retail 1.1%
Brilliant Earth Group, Inc., Class A(a)	146,374	200,532
Designer Brands, Inc.	239,667	570,407
National Vision Holdings, Inc.(a)	128,603	2,959,155
Zumiez, Inc.(a)	81,060	1,074,856
Total		4,804,950
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.(a)	88,580	1,567,866
Culp, Inc.(a)	127,972	502,930
Fossil Group, Inc.(a)	453,374	670,993
Movado Group, Inc.	100,079	1,526,205
Steven Madden Ltd.	97,704	2,342,942
Total		6,610,936
Total Consumer Discretionary		42,948,214
Consumer Staples 3.1%
Beverages 0.6%
Boston Beer Co., Inc. (The), Class A(a)	2,845	542,854
MGP Ingredients, Inc.	63,776	1,911,367
Total		2,454,221
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	63,567	2,336,087
Food Products 1.0%
Dole PLC	179,890	2,516,661
Hain Celestial Group, Inc. (The)(a)	373,693	568,014
John B. Sanfilippo & Son, Inc.	20,170	1,275,551
Total		4,360,226
Personal Care Products 1.0%
Coty, Inc., Class A(a)	331,310	1,540,591
Edgewell Personal Care Co.	83,280	1,949,585
Honest Co., Inc. (The)(a)	133,351	678,757
Total		4,168,933
Total Consumer Staples		13,319,467
Energy 6.5%
Energy Equipment & Services 1.9%
Atlas Energy Solutions, Inc.	127,290	1,701,867
DMC Global Inc(a)	156,722	1,263,179
Natural Gas Services Group, Inc.(a)	93,561	2,414,810
Pason Systems, Inc.	143,569	1,294,678
Tetra Technologies, Inc.(a)	338,478	1,137,286
Total		7,811,820
Oil, Gas & Consumable Fuels 4.6%
Ardmore Shipping Corp.	102,750	986,400
CVR Energy, Inc.	95,740	2,570,619
Delek U.S. Holdings, Inc.	100,310	2,124,566
Green Plains, Inc.(a)	189,990	1,145,640
PBF Energy, Inc., Class A	154,000	3,337,180
Ring Energy, Inc.(a)	926,662	735,770
Scorpio Tankers, Inc.	71,880	2,812,664
Talos Energy, Inc.(a)	265,690	2,253,051
Teekay Tankers Ltd., Class A	55,580	2,318,797
W&T Offshore, Inc.	733,140	1,209,681
Total		19,494,368
Total Energy		27,306,188
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 21.4%
Banks 10.0%
Banc of California, Inc.	222,160	3,121,348
Bank of Marin Bancorp	63,606	1,452,761
BankUnited, Inc.	103,352	3,678,298
Central Pacific Financial Corp.	47,759	1,338,685
CNB Financial Corp.	50,664	1,158,179
Columbia Banking System, Inc.	135,742	3,173,648
Community West Bancshares	55,559	1,083,956
First Community Corp.	40,688	991,973
First Financial Corp.	22,304	1,208,654
Heritage Financial Corp.	43,609	1,039,639
Hilltop Holdings, Inc.	101,350	3,075,972
HomeStreet, Inc.(a)	128,433	1,678,619
Northrim BanCorp, Inc.	11,880	1,107,929
Popular, Inc.	26,908	2,965,531
Provident Financial Holdings, Inc.	53,853	834,722
Riverview Bancorp, Inc.	166,745	917,097
Sierra Bancorp	37,450	1,111,890
Southern First Bancshares, Inc.(a)	50,104	1,905,455
Towne Bank	85,017	2,905,881
Univest Corporation of Pennsylvania	21,785	654,421
WaFd, Inc.	89,803	2,629,432
Western New England Bancorp, Inc.	138,791	1,281,041
Zions Bancorp NA	57,650	2,994,341
Total		42,309,472
Capital Markets 0.9%
StoneX Group, Inc.(a)	41,459	3,778,573
Consumer Finance 0.4%
PROG Holdings, Inc.	54,108	1,588,070
Financial Services 6.7%
Alerus Financial Corp.	69,795	1,510,364
Banco Latinoamericano de Comercio Exterior SA, Class E	54,781	2,207,674
Essent Group Ltd.	95,473	5,798,075
EVERTEC, Inc.	79,676	2,872,320
Flywire Corp.(a)	195,360	2,285,712
International Money Express, Inc.(a)	74,830	755,035
Pagseguro Digital Ltd., Class A	212,640	2,049,850
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Payoneer Global, Inc.(a)	460,467	3,154,199
PennyMac Financial Services, Inc.	40,270	4,012,503
Security National Financial Corp., Class A(a)	86,179	848,863
Western Union Co. (The)	314,570	2,648,679
Total		28,143,274
Insurance 1.4%
Global Indemnity Group LLC	61,473	1,927,794
Greenlight Capital Re Ltd., Class A(a)	118,233	1,699,008
Horace Mann Educators Corp.	54,664	2,348,912
Total		5,975,714
Mortgage Real Estate Investment Trusts (REITS) 2.0%
ARMOUR Residential REIT, Inc.	148,440	2,495,276
Dynex Capital, Inc.	204,670	2,501,068
Orchid Island Capital, Inc.	202,970	1,422,820
Two Harbors Investment Corp.	192,690	2,075,271
Total		8,494,435
Total Financials		90,289,538
Health Care 10.3%
Biotechnology 1.9%
Annexon, Inc.(a)	357,121	857,090
Apellis Pharmaceuticals, Inc.(a)	137,558	2,381,129
Atossa Therapeutics, Inc.(a)	549,060	455,720
Celcuity, Inc.(a)	140,894	1,880,935
Olema Pharmaceuticals, Inc.(a)	204,415	870,808
uniQure NV(a)	102,590	1,430,104
Total		7,875,786
Health Care Equipment & Supplies 2.1%
Embecta Corp.	108,513	1,051,491
Inogen, Inc.(a)	147,923	1,039,899
Neogen Corp.(a)	496,800	2,374,704
Teleflex, Inc.	37,140	4,395,890
Total		8,861,984
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.(a)	119,370	2,708,505
Ardent Health, Inc.(a)	170,686	2,331,571
Castle Biosciences, Inc.(a)	62,495	1,276,148
Enhabit, Inc.(a)	158,500	1,527,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Fulgent Genetics, Inc.(a)	91,052	1,810,114
PACS Group, Inc.(a)	186,294	2,406,918
Total		12,061,196
Health Care Technology 1.0%
GoodRx Holdings, Inc., Class A(a)	187,323	932,869
Teladoc Health, Inc.(a)	234,490	2,042,408
TruBridge, Inc.(a)	53,765	1,259,176
Total		4,234,453
Life Sciences Tools & Services 1.2%
Azenta, Inc.(a)	75,670	2,329,123
Codexis, Inc.(a)	445,280	1,086,483
Maravai LifeSciences Holdings, Inc., Class A(a)	302,372	728,716
Quanterix Corp.(a)	151,015	1,004,250
Total		5,148,572
Pharmaceuticals 1.3%
ANI Pharmaceuticals, Inc.(a)	36,609	2,388,737
Perrigo Co. PLC	117,230	3,132,386
Total		5,521,123
Total Health Care		43,703,114
Industrials 17.7%
Aerospace & Defense 1.6%
Astronics Corp.(a)	75,080	2,513,678
Moog, Inc., Class A	24,078	4,357,396
Total		6,871,074
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	214,265	1,302,731
Building Products 1.9%
AZZ, Inc.	30,792	2,909,228
UFP Industries, Inc.	50,856	5,053,052
Total		7,962,280
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	177,303	634,745
Healthcare Services Group, Inc.(a)	126,710	1,904,451
HNI Corp.	45,933	2,258,985
Total		4,798,181
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.0%
GrafTech International Ltd.(a)	643,990	626,345
NEXTracker, Inc., Class A(a)	40,790	2,217,752
Sensata Technologies Holding	87,280	2,628,001
Shoals Technologies Group, Inc., Class A(a)	289,070	1,228,547
Thermon(a)	64,362	1,807,285
Total		8,507,930
Ground Transportation 1.9%
ArcBest Corp.	43,060	3,316,050
Knight-Swift Transportation Holdings, Inc.	51,230	2,265,903
Werner Enterprises, Inc.	91,160	2,494,138
Total		8,076,091
Machinery 4.4%
Energy Recovery, Inc.(a)	71,907	918,971
Gates Industrial Corp. PLC(a)	200,270	4,612,218
Greenbrier Companies, Inc. (The)	40,956	1,886,024
Hurco Companies, Inc.(a)	59,474	1,124,059
JBT Marel Corp.	42,430	5,102,632
Nano Dimension Ltd., ADR(a)	527,341	854,292
Omega Flex, Inc.	27,425	888,022
Taylor Devices, Inc.(a)	18,560	805,504
Twin Disc, Inc.	77,140	681,146
Wabash National Corp.	154,550	1,642,867
Total		18,515,735
Marine Transportation 2.0%
Costamare Bulkers Holdings Ltd.(a)	29,461	255,427
Costamare, Inc.	147,405	1,342,859
Kirby Corp.(a)	50,958	5,779,147
Safe Bulkers, Inc.	231,365	835,228
Total		8,212,661
Passenger Airlines 0.4%
Sun Country Airlines Holdings, Inc.(a)	121,038	1,422,197
Professional Services 1.4%
IBEX Ltd.(a)	58,751	1,709,654
Korn/Ferry International	57,870	4,243,607
Total		5,953,261
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.7%
BlueLinx Holdings, Inc.(a)	17,929	1,333,559
Karat Packaging, Inc.	15,823	445,576
NPK International, Inc.(a)	146,226	1,244,383
Total		3,023,518
Total Industrials		74,645,659
Information Technology 7.8%
Communications Equipment 0.4%
Applied Optoelectronics, Inc.(a)	72,252	1,856,154
Electronic Equipment, Instruments & Components 4.4%
Airgain, Inc.(a)	128,022	531,291
Cognex Corp.	43,660	1,384,895
Littelfuse, Inc.	16,210	3,675,293
Luna Innovations, Inc.(a)	439,777	389,203
Methode Electronics, Inc.	107,589	1,023,171
Powerfleet, Inc.(a)	206,729	891,002
Rogers Corp.(a)	27,350	1,872,928
Vishay Intertechnology, Inc.	183,210	2,909,375
Vishay Precision Group, Inc.(a)	60,226	1,692,351
Vontier Corp.	117,850	4,348,665
Total		18,718,174
IT Services 0.8%
ASGN, Inc.(a)	63,365	3,163,815
Semiconductors & Semiconductor Equipment 0.8%
Ichor Holdings Ltd.(a)	51,460	1,010,674
inTEST Corp.(a)	95,285	693,675
MagnaChip Semiconductor Corp.(a)	226,358	900,905
Valens Semiconductor Ltd.(a)	271,580	714,255
Total		3,319,509
Software 1.4%
Clear Secure, Inc., Class A	79,503	2,207,003
Cognyte Software Ltd.(a)	137,809	1,273,355
Expensify, Inc., Class A(a)	342,771	887,777
Mitek Systems, Inc.(a)	123,528	1,222,927
Upland Software, Inc.(a)	220,351	429,685
Total		6,020,747
Total Information Technology		33,078,399
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 9.1%
Chemicals 2.0%
Chemours Co. LLC (The)	144,970	1,659,907
Ecovyst, Inc.(a)	194,310	1,599,171
Koppers Holdings, Inc.	39,430	1,267,675
Minerals Technologies, Inc.	54,760	3,015,633
Tronox Holdings PLC, Class A	225,570	1,143,640
Total		8,686,026
Containers & Packaging 1.1%
Greif, Inc., Class A	46,031	2,991,555
Myers Industries, Inc.	104,770	1,518,117
Total		4,509,672
Metals & Mining 5.5%
Ampco-Pittsburgh Corp.(a)	212,965	630,376
Capstone Copper Corp.(a)	552,175	3,389,890
Centerra Gold, Inc.	304,800	2,195,769
Compass Minerals International, Inc.(a)	64,180	1,289,376
ERO Copper Corp.(a)	76,181	1,286,699
Ferroglobe PLC	348,299	1,278,257
Hudbay Minerals, Inc.	348,627	3,699,402
Metallus, Inc.(a)	107,778	1,660,859
MP Materials Corp.(a)	110,764	3,685,118
Torex Gold Resources, Inc.(a)	90,254	2,944,067
Vizsla Silver Corp.(a)	410,851	1,212,867
Total		23,272,680
Paper & Forest Products 0.5%
Clearwater Paper Corp.(a)	40,704	1,108,777
Magnera Corp.(a)	79,363	958,705
Total		2,067,482
Total Materials		38,535,860
Real Estate 7.2%
Diversified REITs 0.5%
American Assets Trust, Inc.	114,327	2,257,958
Health Care REITs 0.2%
Universal Health Realty Income Trust	24,150	965,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.0%
Park Hotels & Resorts, Inc.	216,750	2,217,352
RLJ Lodging Trust	254,760	1,854,653
Total		4,072,005
Office REITs 1.4%
Brandywine Realty Trust	301,750	1,294,508
Highwoods Properties, Inc.	101,660	3,160,609
Piedmont Realty Trust, Inc.	164,922	1,202,281
Total		5,657,398
Real Estate Management & Development 2.0%
Cushman & Wakefield PLC(a)	267,730	2,963,771
Douglas Elliman, Inc.(a)	349,858	811,671
Forestar Group, Inc.(a)	84,170	1,683,400
Newmark Group, Inc., Class A	258,442	3,140,070
Total		8,598,912
Retail REITs 1.1%
Macerich Co. (The)	293,560	4,749,801
Specialized REITs 1.0%
PotlatchDeltic Corp.	104,122	3,995,161
Total Real Estate		30,296,511
Utilities 2.4%
Gas Utilities 2.4%
National Fuel Gas Co.	57,735	4,890,732
RGC Resources, Inc.	74,038	1,656,970
UGI Corp.	99,150	3,611,043
Total		10,158,745
Total Utilities		10,158,745
Total Common Stocks (Cost $420,988,425)		417,719,057

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(b),(c)	3,642,587	3,641,858
Total Money Market Funds (Cost $3,641,781)		3,641,858
Total Investments in Securities (Cost: $424,630,206)		421,360,915
Other Assets & Liabilities, Net		801,053
Net Assets		422,161,968
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	40,039	59,021,251	(55,419,509)	77	3,641,858	347	37,604	3,642,587
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,437,362	—	—	13,437,362
Consumer Discretionary	42,948,214	—	—	42,948,214
Consumer Staples	13,319,467	—	—	13,319,467
Energy	27,306,188	—	—	27,306,188
Financials	90,289,538	—	—	90,289,538
Health Care	43,703,114	—	—	43,703,114
Industrials	74,645,659	—	—	74,645,659
Information Technology	33,078,399	—	—	33,078,399
Materials	38,535,860	—	—	38,535,860
Real Estate	30,296,511	—	—	30,296,511
Utilities	10,158,745	—	—	10,158,745
Total Common Stocks	417,719,057	—	—	417,719,057
Money Market Funds	3,641,858	—	—	3,641,858
Total Investments in Securities	421,360,915	—	—	421,360,915
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $420,988,425)	$417,719,057
Affiliated issuers (cost $3,641,781)	3,641,858
Receivable for:
Investments sold	1,250,891
Capital shares sold	244,355
Dividends	407,702
Foreign tax reclaims	11,466
Expense reimbursement due from Investment Manager	5,145
Prepaid expenses	1,752
Deferred compensation of board members	131,941
Total assets	423,414,167
Liabilities
Payable for:
Investments purchased	964,343
Capital shares redeemed	27,718
Management services fees	30,202
Distribution and/or service fees	4,175
Service fees	48,570
Compensation of chief compliance officer	40
Compensation of board members	1,832
Other expenses	11,557
Deferred compensation of board members	163,762
Total liabilities	1,252,199
Net assets applicable to outstanding capital stock	$422,161,968
Represented by
Paid in capital	344,013,490
Total distributable earnings (loss)	78,148,478
Total - representing net assets applicable to outstanding capital stock	$422,161,968
Class 1
Net assets	$218,961,056
Shares outstanding	16,622,170
Net asset value per share	$13.17
Class 2
Net assets	$203,200,912
Shares outstanding	15,660,560
Net asset value per share	$12.98
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,427,606
Dividends — affiliated issuers	37,604
Non-cash dividends - unaffiliated issuers	322,521
Foreign taxes withheld	(26,594)
Total income	4,761,137
Expenses:
Management services fees	1,801,720
Distribution and/or service fees
Class 2	251,784
Service fees	206,899
Custodian fees	8,488
Printing and postage fees	10,670
Accounting services fees	28,711
Legal fees	10,021
Line of credit interest	105
Interest on interfund lending	514
Compensation of chief compliance officer	37
Compensation of board members	8,509
Deferred compensation of board members	738
Other	8,755
Total expenses	2,336,951
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(303,270)
Total net expenses	2,033,681
Net investment income	2,727,456
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,977,940
Investments — affiliated issuers	347
Foreign currency translations	2,271
Net realized gain	2,980,558
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(14,310,268)
Investments — affiliated issuers	77
Foreign currency translations	185
Net change in unrealized appreciation (depreciation)	(14,310,006)
Net realized and unrealized loss	(11,329,448)
Net decrease in net assets resulting from operations	$(8,601,992)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$2,727,456	$3,096,532
Net realized gain	2,980,558	73,149,884
Net change in unrealized appreciation (depreciation)	(14,310,006)	(32,814,565)
Net increase (decrease) in net assets resulting from operations	(8,601,992)	43,431,851
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(13,997,509)
Class 2	—	(11,014,868)
Total distributions to shareholders	—	(25,012,377)
Decrease in net assets from capital stock activity	(17,662,610)	(113,276,519)
Total decrease in net assets	(26,264,602)	(94,857,045)
Net assets at beginning of period	448,426,570	543,283,615
Net assets at end of period	$422,161,968	$448,426,570
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	189,084	2,343,347	606,714	7,979,262
Distributions reinvested	—	—	1,050,864	13,997,509
Shares redeemed	(557,958)	(7,475,962)	(9,623,051)	(128,537,230)
Net decrease	(368,874)	(5,132,615)	(7,965,473)	(106,560,459)
Class 2
Shares sold	479,265	5,850,007	1,142,963	14,494,834
Distributions reinvested	—	—	837,632	11,014,868
Shares redeemed	(1,444,619)	(18,380,002)	(2,486,006)	(32,225,762)
Net decrease	(965,354)	(12,529,995)	(505,411)	(6,716,060)
Total net decrease	(1,334,228)	(17,662,610)	(8,470,884)	(113,276,519)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$13.43	0.09	(0.35)	(0.26)	—	—	—
Year Ended 12/31/2024	$12.98	0.09	1.06	1.15	(0.11)	(0.59)	(0.70)
Year Ended 12/31/2023	$11.50	0.09	2.37	2.46	(0.10)	(0.88)	(0.98)
Year Ended 12/31/2022	$20.75	0.10	(1.93)	(1.83)	(0.14)	(7.28)	(7.42)
Year Ended 12/31/2021	$16.17	0.12	4.59	4.71	(0.13)	—	(0.13)
Year Ended 12/31/2020	$15.67	0.14	1.01	1.15	(0.08)	(0.57)	(0.65)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$13.25	0.07	(0.34)	(0.27)	—	—	—
Year Ended 12/31/2024	$12.81	0.06	1.05	1.11	(0.08)	(0.59)	(0.67)
Year Ended 12/31/2023	$11.35	0.06	2.34	2.40	(0.06)	(0.88)	(0.94)
Year Ended 12/31/2022	$20.58	0.06	(1.92)	(1.86)	(0.09)	(7.28)	(7.37)
Year Ended 12/31/2021	$16.06	0.06	4.56	4.62	(0.10)	—	(0.10)
Year Ended 12/31/2020	$15.55	0.10	1.02	1.12	(0.04)	(0.57)	(0.61)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$13.17	(1.94% )	1.01% (c),(d)	0.86% (c),(d)	1.44%	45%	$218,961
Year Ended 12/31/2024	$13.43	8.87%	0.99% (c)	0.87% (c)	0.71%	45%	$228,202
Year Ended 12/31/2023	$12.98	21.94%	0.98% (c)	0.88% (c)	0.73%	59%	$323,832
Year Ended 12/31/2022	$11.50	(8.69% )	0.95% (c)	0.88% (c)	0.67%	52%	$319,024
Year Ended 12/31/2021	$20.75	29.19%	0.97% (c)	0.88% (c)	0.58%	69%	$403,571
Year Ended 12/31/2020	$16.17	8.80%	1.02% (c)	0.90% (c)	1.05%	57%	$373,200
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$12.98	(2.04% )	1.26% (c),(d)	1.11% (c),(d)	1.19%	45%	$203,201
Year Ended 12/31/2024	$13.25	8.67%	1.24% (c)	1.12% (c)	0.49%	45%	$220,224
Year Ended 12/31/2023	$12.81	21.67%	1.23% (c)	1.13% (c)	0.50%	59%	$219,452
Year Ended 12/31/2022	$11.35	(8.97% )	1.20% (c)	1.13% (c)	0.43%	52%	$193,256
Year Ended 12/31/2021	$20.58	28.80%	1.21% (c)	1.13% (c)	0.31%	69%	$238,267
Year Ended 12/31/2020	$16.06	8.59%	1.27% (c)	1.15% (c)	0.80%	57%	$322,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.87% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.10% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.88	0.86	0.86
Class 2	1.13	1.11	1.11
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
424,630,000	60,516,000	(63,785,000)	(3,269,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $187,027,876 and $203,755,357, respectively, for the six months ended June 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	318,182	4.86	11
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
700,000	5.39	1
Interest expense incurred by the Fund is recorded as Line of credit interest in the Statement of Operations. The Fund had no outstanding borrowings at June 30, 2025.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2025, one unaffiliated shareholder of record owned 34.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 51.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

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Columbia Variable Portfolio – Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7024_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025